Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 4,285	$ 3,242
Other comprehensive income: Unrealized gains/losses on securities
Unrealized holding gain arising during the period	606	5,298
Reclassification adjustment for gains included in net income	(378)	(627)
Net unrealized gains	228	4,671
Tax effect	(77)	(1,588)
Net of tax	151	3,083
Unrealized gains/losses on cash flow hedges
Unrealized holding gain/loss arising during period	277	(761)
Net unrealized gains/losses	277	(761)
Tax effect	(95)	259
Net of tax	182	(502)
Total other comprehensive income	333	2,581
Comprehensive income	$ 4,618	$ 5,823